Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Millions							12 Months Ended
	May 25, 2026	Mar. 16, 2020	Nov. 20, 2019	May 16, 2019	Feb. 21, 2019	Nov. 26, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020	May 25, 2016
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value										¥ 100
Redemption of debt							¥ 3,749	¥ 2,655
Secured bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets								0
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value		¥ 1,000	¥ 1,500	¥ 2,000	¥ 3,000	¥ 2,000					¥ 5,000
Borrowings interest rate		2.95%	3.58%	3.72%	3.45%	3.92%					3.12%
Borrowings maturity period		3	3	3	3	3
Redemption of debt							2,000	149
Corporate bond [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Redemption of debt									¥ 4,851
Medium Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value							¥ 9,000	¥ 8,000
Borrowings maturity period							3
Medium Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							2.90%	2.44%
Borrowings maturity period								3
Medium Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							3.20%	3.28%
Borrowings maturity period	5